Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (1,473,497)	$ 94,735	$ 126,467	$ 212,646	$ (287,472)	$ 50,382	$ 178,168	$ 186,100	$ (1,039,649)	$ 127,178	$ 41,374
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									3,727	(1,293)	(3,993)
Other									(672)	1,250	115
Other comprehensive income (loss)									3,055	(43)	(3,878)
Comprehensive income (loss)									(1,036,594)	127,135	37,496
Less: Comprehensive (income) loss attributable to noncontrolling interests									589,905	(276,520)	(211,030)
Comprehensive loss attributable to MGM Resorts International									$ (446,689)	$ (149,385)	$ (173,534)